Long-Term Debt - Schedule of Long-Term Debt (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Total long-term debt	$ 22,320	$ 24,231
Less: Deferred financing costs and debt discounts	(129)	(146)
Less: Current installments of long-term debt	(690)	(926)
Long-term debt	$ 21,501	23,159
3.055% unsecured senior notes
Debt Instrument [Line Items]
Stated interest rate (percent)	3.055%
Long-term Credit Facility Borrowings
Debt Instrument [Line Items]
Total long-term debt	$ 640	$ 1,066
Credit facility
Debt Instrument [Line Items]
Weighted average rate (percent)	2.40%	3.30%
Less: Current installments of long-term debt	$ (252)	$ (735)
Credit facility | Long-term Credit Facility Borrowings
Debt Instrument [Line Items]
Total long-term debt	640	1,066
ITC
Debt Instrument [Line Items]
Fair value adjustment - ITC acquisition	$ 133	$ 161
ITC | Secured | Fixed Rate Secured US First Mortgage Bonds
Debt Instrument [Line Items]
Weighted average rate (percent)	4.46%	4.51%
Total long-term debt	$ 2,624	$ 2,652
ITC | Secured | Fixed Rate Secured US Senior Notes
Debt Instrument [Line Items]
Weighted average rate (percent)	4.26%	4.19%
Total long-term debt	$ 747	$ 648
ITC | Unsecured | Fixed Rate Unsecured US Senior Notes
Debt Instrument [Line Items]
Weighted average rate (percent)	3.79%	3.91%
Total long-term debt	$ 3,312	$ 3,751
ITC | Unsecured | 6.00% Unsecured US Shareholder Note
Debt Instrument [Line Items]
Stated interest rate (percent)	6.00%	6.00%
Total long-term debt	$ 258	$ 271
ITC | Unsecured | Fixed Rate Unsecured US Term Loan Credit Agreement
Debt Instrument [Line Items]
Weighted average rate (percent)	2.35%
Total long-term debt	$ 260	$ 0
UNS Energy | Unsecured | Fixed and Variable Rate Unsecured US Tax-Exempt Bonds
Debt Instrument [Line Items]
Weighted average rate (percent)	4.64%	4.66%
Total long-term debt	$ 603	$ 654
UNS Energy | Unsecured | Fixed Rate Unsecured US Notes
Debt Instrument [Line Items]
Weighted average rate (percent)	4.38%	4.38%
Total long-term debt	$ 1,851	$ 1,943
Central Hudson | Unsecured | Fixed and Variable Rate Unsecured US Promissory Notes
Debt Instrument [Line Items]
Weighted average rate (percent)	4.27%	4.43%
Total long-term debt	$ 986	$ 938
FortisBC Energy | Unsecured | Fixed Rate Unsecured Debentures
Debt Instrument [Line Items]
Weighted average rate (percent)	4.87%	5.03%
Total long-term debt	$ 2,795	$ 2,595
FortisAlberta | Unsecured | Fixed Rate Unsecured Debentures
Debt Instrument [Line Items]
Weighted average rate (percent)	4.64%	4.64%
Total long-term debt	$ 2,185	$ 2,185
FortisBC Electric | Secured | Fixed Rate Secured Debentures
Debt Instrument [Line Items]
Stated interest rate (percent)	8.80%	8.80%
Total long-term debt	$ 25	$ 25
FortisBC Electric | Unsecured | Fixed Rate Unsecured Debentures
Debt Instrument [Line Items]
Weighted average rate (percent)	5.05%	5.05%
Total long-term debt	$ 710	$ 710
Other Electric | Secured | Fixed Rate Secured First Mortgage Sinking Fund Bonds
Debt Instrument [Line Items]
Weighted average rate (percent)	6.14%	6.14%
Total long-term debt	$ 571	$ 578
Other Electric | Secured | Fixed Rate Secured First Mortgage Bonds
Debt Instrument [Line Items]
Weighted average rate (percent)	5.66%	5.66%
Total long-term debt	$ 220	$ 220
Other Electric | Unsecured | Fixed Rate Unsecured Senior Notes
Debt Instrument [Line Items]
Weighted average rate (percent)	4.45%	4.45%
Total long-term debt	$ 152	$ 152
Other Electric | Unsecured | Fixed and Variable Rate Unsecured US Senior Loan Notes and Bonds
Debt Instrument [Line Items]
Weighted average rate (percent)	4.53%	4.76%
Total long-term debt	$ 645	$ 584
Corporate | Unsecured | Fixed Rate Unsecured Debentures
Debt Instrument [Line Items]
Stated interest rate (percent)	6.50%	6.50%
Total long-term debt	$ 200	$ 200
Corporate | Unsecured | Fixed Rate Unsecured US Senior Notes and Promissory Notes
Debt Instrument [Line Items]
Weighted average rate (percent)	3.80%	3.41%
Total long-term debt	$ 2,903	$ 4,398
Corporate | Unsecured | Fixed Rate 2.85% Senior Notes
Debt Instrument [Line Items]
Stated interest rate (percent)	2.85%	2.85%
Total long-term debt	$ 500	$ 500